Consolidated Statements of Changes in Equity [Parenthetical] (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Tax effect on unrecognized actuarial loss	$ 8	$ (125)	$ (54)
Declaration of dividend per share (in dollars per share)	$ 0.032	$ 0.060	$ 0.125